Spin-off of distribution business - Additional Information (Detail) (Now Inc [Member], USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 22, 2014 Subsequent Event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ratio of common stock sharing				4
Sales prior to the spin-off	$ 499	$ 450	$ 382
Purchases prior to the spin-off	$ 149	$ 117	$ 76